Note 16 - Tax Expense (Details Textual) - USD ($) $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 01, 2024	Nov. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Applicable tax rate					25.75%
Total average effective tax rate					105.07%	42.31%
Net deferred tax assets				$ 153	$ 153	$ 202
Net deferred tax liabilities				6,131	6,131	5,123
South African operations [member]
Statement Line Items [Line Items]
Net deferred tax assets				153	153	202
Zimbabwean operations [member]
Statement Line Items [Line Items]
Net deferred tax liabilities				$ 6,131	$ 6,131	$ 5,123
Jersey, Channel Islands [member]
Statement Line Items [Line Items]
Applicable tax rate					0.00%	0.00%	0.00%
Zimbabwean operations [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates		24.72%			24.72%	24.72%
Zimbabwean operations [member] | Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates	25.75%
South African operations [member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates			28.00%	27.00%	27.00%	28.00%
Bilboes [member]
Statement Line Items [Line Items]
Tax effect of acquisition					$ 3,763